DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF DISCONTINUED ASSETS AND LIABILITIES

The major classes of assets and liabilities of E-Squared Education Enterprises (Pty) Ltd and its subsidiaries as at 31 December 2024, being the last reporting date prior to the commencement of the liquidation process in January 2025,that was de-recognised from the consolidated financial statements for the financial year ended 31 December 2025 are as follows:

US$
Assets
Property, plant and equipment	$219,370
Goodwill	90,266
Intangible assets	85,833
Trade and other receivables	148,754
Due from related parties	9,089
Prepaid expenses and other current assets	13,842
Cash and cash equivalents	8,933
Assets of discontinued operation	$576,087

Liabilities
Trade and other payables	$451,777
Due to related parties	457,682
Deferred tax liabilities	198,800
Liabilities of discontinued operation	$1,108,259

Net liabilities directly associated with subsidiary that was de-recognised, included in the statements of operations and comprehensive loss	$(532,172)

SCHEDULE OF DISCONTINUED PROFIT OR LOSS

The results of the discontinued operation for the reporting years ended 31 December 2025, 2024 and 2023 are as follows:

	For the years ended December 31,
	2025	2024	2023

Revenue	$-	$330,756	$525,210
Cost of revenue	-	(98,882)	(284,237)
Gross profit	-	231,874	240,973
Other income and gains	-	6,686	6,237
Administrative expenses	-	(539,370)	(269,521)
Depreciation and amortization	-	-	(4,761)
Impairment loss	-	(780,386)	(1,019,778)
Finance costs	-	(13,328)	(465)
Loss before income tax	-	(1,094,524)	(1,047,315)
Income tax (expense) / income	-	-	-
(Loss) / profit from discontinued operation	$-	$(1,094,524)	$(1,047,315)

SCHEDULE OF DISCONTINUED CASH FLOWS

The cash flows attributable to the discontinued operation are as follows:

	As of December 31,
	2025	2024
Operating activities	$(8,933)	$(137,219)
Investing activities	-
Financing activities	-	143,736
Net cash outflows	$(8,933)	$6,517

SCHEDULE OF EARNINGS PER SHARE	Disclosure for (loss) / earnings per share
	As of December 31,
	2025		2024
(Loss) / earnings per share from discontinued operation attributable to owners of the Company
Basic and diluted	$0.01	*	$(0.05	)*